Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Short Duration Credit Opportunities Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22518

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Titles of the classes of securities of Nuveen Short Duration Credit Opportunities Fund (the “Fund”) to be redeemed:

Taxable Fund Preferred Shares, Series A, Liquidation Preference $1,000.00 per share (CUSIP # 67074X 305);

(2)	Date on which the securities are expected to be called or redeemed:

Taxable Fund Preferred Shares

Series                                                                  Date

Series A                                     On or about March 27, 2020

This redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Taxable Fund Preferred Shares are to be redeemed pursuant to Section 9(a) of the Statement Establishing and Fixing the Rights and Preferences of Series A Taxable Fund Preferred Shares (the “Statement”) and Section 2.4(d)(i) of the Supplement to the Statement Initially Designating the Variable Rate Remarketed Mode for the Series A Taxable Fund Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, by lot (as determined by The Depository Trust

Company), the outstanding preferred shares, as set forth below:

Taxable Fund Preferred Shares

Series	Number of Shares
Series A	up to 18,000

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of March 2020.

NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Assistant Secretary

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